Cash Generated from Operations - Summary of Proceeds from Sale of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Net book value of property plant and equipment disposed	£ 3	£ 41	£ 12
Profit/(loss) on sale of property, plant and equipment	(2)	87	£ (12)
Proceeds from sale of property, plant and equipment	£ 1	£ 128